Retirement Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure
Contribution amount	$ 1.3	$ 1.6
Company 401(k) Plan
Defined Benefit Plan Disclosure
Minimum age	21 years
S&D 401(k) Plan | S&D Acquisition
Defined Benefit Plan Disclosure
Minimum age	18 years
S&D 401(k) Plan | S&D Acquisition | First 1% of such gross salary or wages deferred
Defined Benefit Plan Disclosure
Employees contribution, percentage	80.00%
Employers contribution, percentage	100.00%
S&D 401(k) Plan | S&D Acquisition | Above 1%, up to a maximum of 6%
Defined Benefit Plan Disclosure
Employers contribution, percentage	50.00%